Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income
Change in fair value of available-for-sale investment, tax	$ 49,525	$ 26,101	$ 0
Disposal of available for sale investment, tax	$ 51,782	$ 23,844	$ 0